Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements After Elimination of Intercompany Balances and Transactions (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Variable Interest Entity [Line Items]
Cash and cash equivalents	¥ 2,468,034		¥ 4,462,194		$ 358,961
Accounts receivable, net of allowance for doubtful accounts of RMB585 and RMB nil as of December 31, 2017 and 2018, respectively	719,606		257,633		104,662
Amount due from related parties			33,460
Prepaid expenses and other current assets	620,979		538,182		90,318
Short-term investment			10,500
Total current assets	12,633,229		7,733,985		1,837,427
Property and equipment, net	387,532		258,704		56,364
Intangible assets	1,036,986		48,553		150,823
Rental deposits	24,192		17,249		3,519
Other non-current assets	71,519		55,271		10,402
Long-term investments	447,465		288,471		65,081
Deferred tax assets	57,786		46,825		8,405
Goodwill	4,306,829		22,130		626,402
Total assets	18,965,538		8,471,188		2,758,423
Accounts payable	718,362		484,945		104,481
Deferred revenue	441,892		422,028		64,271
Accrued expenses and other current liabilities	846,710		571,333		123,148
Amounts due to related parties	82,948		37,760		12,064
Total current liabilities	2,696,276		1,691,953		392,156
Deferred tax liabilities	259,247		12,138		37,706
Total liabilities	7,942,679		1,719,088		$ 1,155,214
Net revenues	13,408,421		8,886,390	¥ 3,707,358
Net income	2,815,775	$ 409,537	2,148,098	978,969
Net cash provided by operating activities	3,327,718	483,997	2,886,107	1,466,290
Net cash used in investing activities	(10,034,004)	(1,459,385)	(188,174)	(800,919)
Net cash provided by financing activities	4,687,951	$ 681,835	2,833	124
Beijing Momo Technology Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Cash and cash equivalents	1,502,395		410,611
Accounts receivable, net of allowance for doubtful accounts of RMB585 and RMB nil as of December 31, 2017 and 2018, respectively	719,606		257,633
Amount due from related parties			33,460
Prepaid expenses and other current assets	425,974		371,220
Short-term investment			10,500
Total current assets	2,647,975		1,083,424
Property and equipment, net	72,539		52,568
Intangible assets	42,821		48,554
Rental deposits	11,619		10,471
Other non-current assets	67,480		50,000
Long-term investments	447,465		281,935
Deferred tax assets	52,887		6,908
Goodwill	22,130		22,130
Total assets	3,364,916		1,555,990
Accounts payable	549,173		357,437
Deferred revenue	441,392		421,528
Accrued expenses and other current liabilities	304,363		200,406
Amounts due to related parties	43,213		188
Income tax payable	113,733		76,549
Total current liabilities	1,451,874		1,056,108
Deferred tax liabilities	10,705		12,138
Total liabilities	1,462,579		1,068,246
Net revenues	13,408,421		8,886,390	3,707,358
Net income	6,292,183		4,890,438	2,268,098
Net cash provided by operating activities	5,913,709		4,997,183	2,401,340
Net cash used in investing activities	¥ (151,546)		(174,333)	¥ (73,224)
Net cash provided by financing activities			¥ 490